PGIM Laddered S&P 500 Buffer 20 ETF
Schedule of Investments  (unaudited)
as of January 31, 2026
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Exchange-Traded Funds
PGIM S&P 500 Buffer 20 ETF - January*	256,477	$7,971,305

PGIM S&P 500 Buffer 20 ETF - February*	259,530	7,993,498

PGIM S&P 500 Buffer 20 ETF - March*	259,809	7,972,057

PGIM S&P 500 Buffer 20 ETF - April*	273,610	7,966,976

PGIM S&P 500 Buffer 20 ETF - May	264,763	7,982,419

PGIM S&P 500 Buffer 20 ETF - June*	264,985	7,972,100

PGIM S&P 500 Buffer 20 ETF - July*	264,607	7,960,490

PGIM S&P 500 Buffer 20 ETF - August*	264,196	7,964,136

PGIM S&P 500 Buffer 20 ETF - September*	269,197	7,973,615

PGIM S&P 500 Buffer 20 ETF - October*	271,650	7,978,143

PGIM S&P 500 Buffer 20 ETF - November*	269,285	7,967,282

PGIM S&P 500 Buffer 20 ETF - December*	268,503	7,969,169

Total Long-Term Investments (cost $89,346,802)		95,671,190

Short-Term Investment 0.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 3.805%) (cost $373,296)	373,296	373,296

TOTAL INVESTMENTS 100.3% (cost $89,720,098)(wa)		96,044,486
Liabilities in excess of other assets (0.3)%		(326,072)

Net Assets 100.0%		$95,718,414

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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